North Haven Private Assets Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS

December 31, 2025 (unaudited)

	Investment	Geographic	Acquisition	Cost
	Strategy	Region	Date	Basis	Fair Value
Private Equity Investments (85.38%)
Co-Investments (11.14%)
1315 Capital CPI Co-Invest, L.P. * (a)	Buyout	North America	12/18/2025	$4,515,811	$4,515,811
Coalesce Veritas Coinvest, L.P. * (a) (b)	Buyout	North America	12/3/2025	2,207,333	2,207,333
Durational Consumer SPV V, LP * (a)	Buyout	North America	8/27/2025	3,549,000	3,514,727
GHK RBS Co-Investment Vehicle LP * (a) (b)	Buyout	North America	7/29/2025	5,351,118	5,351,118
GSP HBH Co-Invest Fund-A, L.P * (a)	Buyout	North America	12/12/2025	3,169,991	3,169,991
Lyric-Pineapple Feeder LP * (a)	Credit	North America	12/5/2025	6,083,995	6,083,995
Marlee Co-invest Feeder Parent, LP * (a)	Buyout	North America	5/2/2025	3,680,510	4,369,001
Menrva Co-investment, L.P. * (a)	Buyout	North America	5/15/2025	3,556,779	3,752,920
SCP Shield II, L.P. * (a)	Growth Capital	North America	7/25/2025	3,587,196	5,876,483
TCF2 Olipop SPV 1 LP * (a)	Growth Capital	North America	9/2/2025	6,030,000	6,030,000
Vesey Street Capital Partners Co-Invest Fund VI-A, L.P. * (a)	Buyout	North America	5/6/2025	3,523,333	3,505,585
Total Co-Investments (Cost $45,255,066)				$45,255,066	$48,376,964
Secondary Investments (74.24%)
ABRY Partners IX, L.P. (a) (b)	Buyout	North America	1/1/2025	3,656,786	3,847,312
Advent International GPE IX-F, Limited Partnership (a) (b)	Buyout	North America	1/1/2025	4,529,512	5,137,659
Advent International GPE VIII-B Limited Partnership (a)	Buyout	North America	1/1/2025	8,112,571	6,510,125
Advent International GPE VIII-H Limited Partnership (a)	Buyout	North America	6/30/2025	4,678,779	5,934,785
AE Industrial Partners Fund II, LP (a) (b)	Buyout	North America	1/1/2025	4,200,590	5,380,045
Alpha Private Equity Fund 7 (SCA) SICAR * (a)	Buyout	Europe	6/30/2025	14,398,000	18,122,870
Apollo Overseas Partners (Lux) IX, SCSp (a) (b)	Buyout	North America	7/1/2025	10,677,917	11,528,588
Bain Capital Asia Fund IV, L.P. (a) (b)	Buyout	North America	12/31/2024	1,551,439	1,633,640
CF24SB SCSp (03/28/25) * (a) (b)	Buyout	North America	3/28/2025	636,823	741,255
CF24SB SCSp (06/30/25) * (a) (b)	Buyout	North America	6/30/2025	579,220	674,205
Chicago Pacific Founders Fund -A, L.P. * (a) (b)	Buyout	North America	12/31/2025	12,998,304	14,983,366
Chicago Pacific Founders Fund III, L.P. * (a) (b)	Buyout	North America	12/31/2025	15,987,703	16,977,519
Chicago Pacific Founders Healthcare Real Estate Fund III Feeder, L.P. * (a) (b)	Real Estate	North America	12/31/2025	4,341,757	4,823,776
Chicago Pacific Vision Partners, LLC * (a)	Buyout	North America	12/31/2025	4,238,134	4,592,700
Cortec Group Fund VII, L.P. (a) (b)	Buyout	North America	1/1/2025	3,447,786	3,699,144
Genstar Capital Partners IX, L.P. (a) (b)	Buyout	North America	1/1/2025	6,888,605	7,171,578
GPS Co-Invest (IGI III), L.P. * (a)	Buyout	North America	9/30/2025	1,952,296	2,475,078
GTCR Fund XII/AB LP (a) (b)	Buyout	North America	1/1/2025	5,235,523	4,153,289

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED PORTFOLIO INVESTMENTS.

North Haven Private Assets Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

December 31, 2025 (unaudited)

	Investment	Geographic	Acquisition	Cost
	Strategy	Region	Date	Basis	Fair Value
Secondary Investments (continued)
GTCR Oak Fund LP * (a) (b)	Buyout	North America	12/8/2025	$4,300,601	$4,300,601
IK Small Cap II Fund No.1 SCSp * (a)	Buyout	Europe	12/31/2024	648,913	630,328
Inflexion Buyout Fund V (No. 1) Limited Partnership (a) (b)	Buyout	Europe	12/31/2024	2,771,196	1,933,740
Inverness Graham Investments III, L.P. * (a) (b)	Buyout	North America	9/30/2025	5,770,616	7,403,006
Inverness Graham Investments IV, L.P. * (a) (b)	Buyout	North America	9/30/2025	14,616,991	17,322,977
Kohlberg TE Investors VIII-B, L.P. * (a) (b)	Buyout	North America	12/31/2025	18,743,543	23,053,207
MetLife Investment Private Equity Partners II (Feeder), LP (a) (b)	Buyout	North America	9/30/2025	7,327,529	8,144,966
MLC Private Equity Partners Feeder, L.P. * (a) (b)	Buyout	North America	9/30/2025	8,537,770	9,476,975
Pacific Equity Partners Fund VI, L.P. * (a) (b)	Buyout	Asia - Pacific	1/1/2025	3,430,300	3,756,697
Pamlico Capital IV, L.P. (a) (b)	Buyout	North America	1/1/2025	9,722,145	8,980,035
Platinum Equity Capital Partners IV, L.P. (a) (b)	Buyout	North America	6/30/2025	7,021,304	8,824,089
Redpoint Omega III, L.P. (a)	Growth Capital	North America	1/1/2025	5,942,035	5,364,097
Sentinel Capital Partners VI, L.P. * (a) (b)	Buyout	North America	1/1/2025	3,455,763	3,085,763
SK Capital Partners V-A, L.P. (a) (b)	Buyout	North America	1/1/2025	5,769,718	4,310,504
SkyKnight Capital II CV B, L.P. * (a) (b)	Buyout	North America	9/30/2025	9,849,457	10,835,080
Thoma Bravo Discover Fund III, L.P. (a) (b)	Buyout	North America	1/1/2025	7,022,430	8,750,313
Warburg Pincus Private Equity XII-E, L.P. (a)	Buyout	North America	6/30/2025	8,642,900	12,399,123
Waud Capital Partners FIF V, L.P. * (a) (b)	Buyout	North America	12/31/2025	12,469,489	14,847,189
Webster Capital IV, L.P. (a) (b)	Buyout	North America	9/30/2025	12,894,151	13,319,817
Webster Equity Partners V, L.P * (a) (b)	Buyout	North America	9/30/2025	26,523,115	30,182,501
WPEF VII Feeder 2 ILP (a) (b)	Buyout	Europe	1/1/2025	6,297,950	6,618,872
WSOF IV Feeder C.V. * (a) (b)	Buyout	Europe	12/10/2025	635,425	634,129
Total Secondary Investments (Cost $290,505,086)				$290,505,086	$322,560,943
Total Private Equity Investments (Cost $335,760,152)				$335,760,152	$370,937,907

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED PORTFOLIO INVESTMENTS.

North Haven Private Assets Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

December 31, 2025 (unaudited)

	Shares	Fair Value
Short-Term Investments (12.43%)
State Street Institutional US Government Money Market Fund, 3.74%(c)	54,020,742	$54,020,742
Total Short-Term Investments (Cost $54,020,742)		$54,020,742

Total Investments (Cost $389,780,894) (97.81%)		$424,958,649
Other Assets and (Liabilities), Net (2.19%)		9,508,252
Net Assets (100.00%)		$434,466,901

*	Non Income Producing Security.
(a)	Private equity investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Schedule of Investments. Total fair value of restricted investments as of December 31, 2025 was $370,937,907, or 85.38% of net assets.
(b)	The Fund has unfunded commitments to the indicated investment as of December 31, 2025. Total unfunded commitments amount to $41,751,553 as of December 31, 2025.
(c)	The rate shown is the annualized seven-day yield as of December 31, 2025.

Summary of Investments by Strategy (as a Percentage of Net Assets)
Co-Investments	11.14%
Secondary Investments	74.24%
Short-Term Investments	12.43%
Other Assets and (Liabilities)	2.19%
Total Net Assets	100.00%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED PORTFOLIO INVESTMENTS.

North Haven Private Assets Fund

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2025 (Unaudited)

1.       Organization

North Haven Private Assets Fund (the “Fund”) is a recently organized Delaware statutory trust formed on June 28, 2024 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. In addition, for U.S. federal income tax purposes, the Fund intends to elect to be treated and intends to qualify each taxable year thereafter as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), beginning with the Fund’s fiscal year ending March 31, 2025. The Fund’s term is perpetual unless the Fund is otherwise terminated under the terms of the Fund’s Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”).

Morgan Stanley AIP GP LP (the “Adviser”) serves as the Fund’s investment adviser. The Adviser is a limited partnership formed under the laws of the State of Delaware and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is an affiliate of Morgan Stanley and is responsible for providing day-to-day investment management services to the Fund, subject to the supervision of the Fund’s Board of Trustees (each member a “Trustee” and, collectively, the “Board”).

The Fund’s investment objective is to seek to provide long-term capital appreciation through a highly curated portfolio of primarily private equity and other private assets (collectively, “private assets”) actively managed by third-party managers (“Financial Sponsors”). The Fund’s exposure to private assets will be focused primarily on private equity and, to a lesser extent, private credit and other private strategies. The Adviser intends to utilize a variety of investment techniques to obtain exposure to private assets, including (i) investments in private funds (“Partnership Interests”) managed by Financial Sponsors via secondary purchases executed by the Adviser (“Secondary Partnership Interests”) or, to a lesser extent, on a primary basis through commitments to recently established funds (“Primary Partnership Interests”) and (ii) investments in operating companies or assets, typically alongside lead Financial Sponsors (“Asset-Specific Transactions”), often (but not exclusively) via co-investment transactions (“Co-Investments”) GP-led Secondaries, or continuation fund opportunities.

The Fund’s investment portfolio will include Secondary and Primary Partnership Interests, Co-Investments and GP-Led Secondaries. The investments in private asset funds managed by various unaffiliated asset managers (“Portfolio Funds”) and special purpose vehicles that the Fund invests in securities issued primarily by private companies.

2.       Fair Valuation Measurements

The Fund values its investments monthly at fair value in accordance with ASC Topic 820-10, Fair Value Measurements (“ASC 820-10”), which defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund has a formal Valuation Policy (the “Valuation Policy”), which has been approved by the Board Pursuant to Rule 2a-5 of the 1940 Act, the Board designated the Adviser as its Valuation Designee (the “Valuation Designee”) to perform fair value determinations.

All investments are recorded at “fair value” in good faith. Fair value is based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and for situations in which market quotations are deemed unreliable. Investments in Partnership Interests normally do not have readily available market prices.

The Fund uses net asset value (“NAV”) as a practical expedient to determine the fair value of its investments in Partnership Interests. The fair values of the Partnership Interests, determined by the Adviser in accordance with the Valuation Policy, are estimates. These estimates are net of the Partnership Interests’ management and performance incentive fees or allocations payable pursuant to the respective organizational documents of the Partnership Interests. Ordinarily, the fair value of a Partnership Interest is based on the NAV of that Partnership Interest reported by its investment manager (the “Portfolio Fund Manager”). If the Adviser determines that the most recent NAV reported by the Portfolio Fund Manager does not represent its fair value or if the Portfolio Fund Manager fails to report a NAV to the Fund, a fair value determination is made by the Adviser in accordance with the Valuation Policy. This includes adjusting the previous NAV provided by an investment manager with other relevant information available at the time the Adviser values a Partnership Interest, including capital activity and events occurring between the reference dates of the investment manager’s valuation and the relevant valuation date, to the extent that the Adviser is aware of such information. Because of the inherent uncertainty of estimates, fair value determinations based on estimates may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

For investments that do not have readily determinable fair values and for which it is not possible to use NAV as a practical expedient, such as certain investments in Co-Investments, the Valuation Designee will review and value such investments using one or more of the following types of analyses:

•	Market comparable statistics and public trading multiples discounted for illiquidity and/or other factors for investments with similar characteristics.

•	Discounted cash flow analysis, including a terminal value or exit multiple.

•	The entry valuation if the transaction was deemed a fair market transaction.

North Haven Private Assets Fund

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

December 31, 2025 (Unaudited)

2.	Fair Valuation Measurements

•	Valuations implied by third-party investments in similar assets or issuers.

The Fund follows the provisions of ASC 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), which among other matters, requires enhanced disclosures about investments that are measured and reported at fair value. ASC 820-10 defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure of fair value measurements. ASC 820-10 determines fair value to be the price that would be received for an investment in a current sale, which assumes an orderly transaction between market participants on the measurement date. ASC 820-10 requires the Fund to assume that the portfolio investment is sold in its principal market to market participants or, in the absence of a principal market, the most advantageous market, which may be a hypothetical market. Market participants are defined as buyers and sellers in the principal or most advantageous market that are independent, knowledgeable, and willing and able to transact. In accordance with ASC 820-10, the Fund has considered its principal market as the market in which the Fund exits its portfolio investments with the greatest volume and level of activity. ASC 820-10 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. In accordance with ASC 820-10, these inputs are summarized in the three broad levels listed below:

The three-tier hierarchy of inputs is summarized below:

•	Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

•	Level 3 — Significant unobservable inputs for the financial instrument (including management’s own assumptions in determining the fair value of investments).

Investments in Portfolio Funds are recorded at fair value, using the Portfolio Funds’ net asset value as a “practical expedient,” in accordance with ASC 820-10 and are excluded from leveling classification noted above.

Investments in Portfolio Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets. Accordingly, the Fund may not be able to resell or realize some of its investments for extended periods, which may be several years. The types of Portfolio Funds that the Fund may make investments in include Primary Partnership Interests and Secondary Partnership Interests.

The fair value relating to certain underlying investments of these Portfolio Funds, for which there is no public market, has been estimated by the respective Portfolio Fund Manager and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a public market for the investments existed. These differences could be material.

Portfolio Funds measure their investment assets at fair value, and typically report a NAV per share on a calendar quarterly basis. In accordance with ASC 820-10, the Fund has elected to apply the practical expedient methodology and to value its investments in Portfolio Funds at their respective NAVs typically at each quarter.

The amounts shown in the accompanying financial statements include adjustments in accordance with accounting principles generally accepted in the United States of America and known through the date of issuance of these financial statements as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Due to the inherent uncertainty of estimates, fair value determinations based on estimates may materially differ from the values that would have been used had a ready market for the securities existed. The following is a summary of the Fund’s investments in Portfolio Funds which are classified in the fair value hierarchy as of December 31, 2025:

				Investments
Investments in Securities at Value	Level 1	Level 2	Level 3	Valued at NAV	Total
Secondary Investments	$—	$—	$—	$322,560,943	$322,560,943
Co-Investments	—	—	—	48,376,964	48,376,964
Short-Term Investments	54,020,742	—	—	—	54,020,742
Total	$54,020,742	$—	$—	$370,937,907	$424,958,649